STOCKHOLDERS' EQUITY (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
STOCKHOLDERS' EQUITY [Abstract]
STOCKHOLDERS' EQUITY
11.	STOCKHOLDERS’ EQUITY
Series A Preferred Stock
As of September 30, 2021 and December 31, 2020, the Company has authorized 10,000 preferred shares and issued 125 of the preferred shares designated as 12.0% Series A Cumulative Non-Voting Preferred Stock, par value $0.01 per share (the “Series A Preferred Stock”).
The Series A Preferred Stock entitles the holders thereof to receive cumulative cash dividends at a rate per annum of 12.0% of the liquidation preference of $1,000 per share plus all accumulated and unpaid dividends thereon. The Company generally may not declare or pay, or set apart for payment, any dividend or other distribution on any shares of the Company’s stock ranking junior to the Series A Preferred Stock as to dividends, including the Company’s common stock, or redeem, repurchase or otherwise make payments on any such shares, unless full, cumulative dividends on all outstanding shares of Series A Preferred Stock have been declared and paid or set apart for payment for all past dividend periods. The holders of the Series A Preferred Stock generally have no voting rights except in limited circumstances, including certain amendments to the Company’s charter and the authorization or issuance of equity securities senior to or on parity with the Series A Preferred Stock. The Series A Preferred Stock is not convertible into shares of any other class or series of our stock. The Series A Preferred Stock is senior to all other classes and series of shares of the Company’s stock as to dividend and redemption rights and rights upon the Company’s liquidation, dissolution and winding up.
Upon written notice to each record holder of the Series A Preferred Stock as to the effective date of redemption, the Company may redeem the shares of the outstanding Series A Preferred Stock at the Company’s option, in whole or in part, at any time for cash at a redemption price equal to $1,000 per share, for a total of $125,000 for the 125 shares outstanding, plus all accrued and unpaid dividends thereon to and including the date fixed for redemption, plus a redemption premium of $50 per share if the shares are redeemed on or before December 31, 2021. Shares of the Series A Preferred Stock that are redeemed shall no longer be deemed outstanding shares of the Company and all rights of the holders of such shares will terminate.
Common Stock
The Board of Directors of the Company (the “Board”) approved a seven-for-one stock split of the Company’s common stock effective on January 25, 2021. All common shares, stock options, and per share information presented in the consolidated financial statements have been adjusted to reflect the stock split on a retroactive basis for all periods presented, including reclassifying an amount equal to the increase in par value of common stock from additional paid-in capital. There was no change in the par value of the Company’s common stock. Upon consummation of the Company’s IPO, any stockholder that held fractional shares received cash in lieu of such fractional shares based on the public offering price of the shares of the Company’s common stock at IPO. This resulted in the reduction of 15 shares issued and outstanding.
On March 23, 2021, the Company completed its IPO of 6,250,000 shares of its common stock at a price of $19.00 per share, raising $118,750,000 in gross proceeds. The underwriters also exercised their over-allotment option to purchase up to an additional 937,500 shares of the Company’s common stock at a price of $19.00 per share, which was completed on March 26, 2021, raising $17,812,500 in additional gross proceeds. The underwriting commissions of $8,312,500 and $1,246,875, respectively, are reflected as a reduction of additional paid-in capital on the consolidated statements of stockholders’ equity. The Company incurred approximately $3,093,836 of expenses in connection with the IPO, which is reflected as a reduction in additional paid-in capital. The net proceeds to the Company totaled approximately $123,909,289.
On June 28, 2021, the Company completed an offering of 2,750,000 shares of its common stock at a price of $20.50 per share, raising $56,375,000 in gross proceeds. The underwriting commissions of $3,100,625 are reflected as a reduction of additional paid-in capital on the consolidated statements of stockholders’ equity. The Company incurred approximately $701,989 of expenses in connection with the offering, which is reflected as a reduction in additional paid-in capital. The net proceeds to the Company totaled approximately $52,572,386.
On July 6, 2021, the underwriters partially exercised their over-allotment option to purchase 269,650 shares of the Company’s common stock at a price of $20.50 per share raising $5,527,825 in additional gross proceeds or $5,223,795 in net proceeds after underwriting commissions of $304,030, which is reflected as a reduction of additional paid-in capital on the consolidated statements of stockholders’ equity.
Equity Incentive Plan
The Company has established an equity incentive compensation plan (the “Plan”). The Company’s Board authorized the adoption of the Plan (as amended, the “2020 Plan”) and approved stock option grants of 1,632,632 shares of common stock and 56,285 shares of restricted stock as of September 30, 2021. The Board or one or more committees appointed by the Board administers the 2020 Plan. The 2020 Plan authorizes stock options, stock appreciation rights, restricted stock, stock bonuses, stock units and other forms of awards granted or denominated in the Company’s common stock or units of common stock. The 2020 Plan retains flexibility to offer competitive incentives and to tailor benefits to specific needs and circumstances. Any award may be structured to be paid or settled in cash. The Company has, and currently intends to continue to grant stock options to participants in the 2020 Plan, but it may also grant any other type of award available under the 2020 Plan in the future. Persons eligible to receive awards under the 2020 Plan include officers or employees of the Company or any of its subsidiaries, directors of the Company, employees of the Manager and certain directors and consultants and other service providers to the Company or any of its subsidiaries.
As of September 30, 2021, the maximum number of shares of the Company common stock that may be delivered pursuant to awards under the 2020 Plan (the “Share Limit”) equals 2,401,965 shares, which is an increase of 26,965 shares compared to June 30, 2021 under the evergreen provision in the 2020 Plan in connection with the issuance of an additional 269,650 shares of common stock to the underwriters in connection with their partial exercise of an over-allotment option in July 2021. Shares that are subject to or underlie awards that expire or for any reason are cancelled or terminated, are forfeited, fail to vest, or for any other reason are not paid or delivered under the 2020 Plan will not be counted against the Share Limit and will again be available for subsequent awards under the 2020 Plan. Shares that are exchanged by a participant or withheld by the Company as full or partial payment in connection with any award granted under the 2020 Plan, as well as any shares exchanged by a participant or withheld by us to satisfy tax withholding obligations related to any award granted under the 2020 Plan, will not be counted against the Share Limit and will again be available for subsequent awards under the 2020 Plan. To the extent that an award is settled in cash or a form other than shares, the shares that would have been delivered had there been no such cash or other settlement will not be counted against the Share Limit and will again be available for subsequent awards under the 2020 Plan.
The exercise price of any options granted under the 2020 Plan will be at net asset value or greater; provided, however, the exercise price will be at least equal to the market price of the underlying shares on the grant date. The options granted under the 2020 Plan have an ordinary term of up to 10 years. An option may either be an incentive stock option or a nonqualified stock option. Options generally may not be transferred to third parties for value and do not include dividend equivalent rights.
The following table summarizes the (i) non-vested options granted, (ii) vested options granted and (iii) forfeited options granted for the Company’s directors and officers and employees of the Manager as of September 30, 2021 and December 31, 2020:
	As of September 30, 2021	As of December 31, 2020
Non-vested	183,114	142,814
Vested	1,449,518	800,618
Forfeited	(28,396)	(16,534)
Balance	1,604,236	926,898
The following table summarizes the (i) non-vested restricted stock granted, (ii) vested restricted stock granted and (iii) forfeited restricted stock granted for the Company’s directors and officers and employees of the Manager as of September 30, 2021 and December 31, 2020:
	As of September 30, 2021	As of December 31, 2020
Non-vested	56,285	—
Vested	—	—
Forfeited	—	—
Balance	56,285	—
The Company uses the Black-Scholes option pricing model to value stock options in determining the share-based compensation expense. Forfeitures are recognized as they occur. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the date of grant. The expected dividend yield was based on the Company’s expected dividend yield at grant date. Expected volatility is based on the estimated average volatility of similar companies due to the lack of historical volatilities of the Company’s common stock. Restricted stock grant expense is based on the Company’s stock price at the time of the grant and amortized over the vesting period. The share-based compensation expense for the Company was approximately $51,429 and $1,662,001 for the three and nine months ended September 30, 2021, respectively, and no expense was booked during the period from July 31, 2020 to September 30, 2020.
The following table presents the assumptions used in the option pricing model of options granted under the 2020 Plan:
Assumptions	Range
Expected volatility	40% - 50%
Expected dividend yield	10% - 20%
Risk-free interest rate	0.5% - 1.5%
Expected forfeiture rate	0%
The following tables summarize stock option activity during the three and nine months ended September 30, 2021 and for the period from July 31, 2020 to September 30, 2020:
	Three months ended September 30, 2021	Weighted-Average Grant Date Fair Value Per Option
Balance as of June 30, 2021	1,613,098	$1.08
Granted	—	—
Exercised	—	—
Forfeited	(8,862)	0.90
Balance as of September 30, 2021	1,604,236	$ 1.08
	Period from July 31, 2020 to September 30, 2020	Weighted-Average Grant Date Fair Value Per Option
Balance as of July 31, 2020	—	$ —
Granted	806,456	0.90
Exercised	—	—
Forfeited	—	—
Balance as of September 30, 2020	806,456	$ 0.90
	Nine months ended September 30, 2021	Weighted-Average Grant Date Fair Value Per Option
Balance as of December 31, 2020	926,898	$0.91
Granted	689,200	1.31
Exercised	—	—
Forfeited	(11,862)	1.01
Balance as of September 30, 2021	1,604,236	$ 1.08

11.	STOCKHOLDERS’ EQUITY
Series A Preferred Stock.
As of December 31, 2020, the Company has authorized 10,000 preferred shares and issued 125 preferred shares.
In order for the Company to qualify as a REIT and satisfy the principles of Section 856(a)(5) of the Code, the Company’s stock must be beneficially owned by 100 or more persons. Therefore, on December 18, 2020, the Company sold and issued 125 shares, to 125 investors, of 12.0% Series A Cumulative Non-Voting Preferred Stock, $0.01 par value per share (the “Series A Preferred Stock”), in a private placement offering (the “Series A Offering”), at a purchase price of $1,000 per share, with gross proceeds of $125,000 in cash and net proceeds of approximately $101,059. The Series A Preferred Stock entitles the holders thereof to receive cumulative cash dividends at a rate per annum of 12.0% of the liquidation preference of $1,000 per share plus all accumulated and unpaid dividends thereon. The Company generally may not declare or pay, or set apart for payment, any dividend or other distribution on any shares of the Company’s stock ranking junior to the Series A Preferred Stock as to dividends, including the Company’s common stock, or redeem, repurchase or otherwise make payments on any such shares, unless full, cumulative dividends on all outstanding shares of Series A Preferred Stock have been declared and paid or set apart for payment for all past dividend periods. The holders of the Series A Preferred Stock generally have no voting rights except in limited circumstances, including certain amendments to the Charter and the authorization or issuance of equity securities senior to or on parity with the Series A Preferred Stock. The Series A Preferred Stock is not convertible into shares of any other class or series of our stock. The Series A Preferred Stock is senior to all other classes and series of shares of the Company’s stock as to dividend and redemption rights and rights upon the Company’s liquidation, dissolution and winding up.
Upon written notice to each record holder of the Series A Preferred Stock as to the effective date of redemption, the Company may redeem the shares of the outstanding Series A Preferred Stock at the Company’s option, in whole or in part, at any time for cash at a redemption price equal to $1,000 per share, for a total of $125,000 for the 125 shares outstanding, plus all accrued and unpaid dividends thereon to and including the date fixed for redemption, plus a redemption premium of $50 per share if the shares are redeemed on or before December 31, 2021. Shares of the Series A Preferred Stock that are redeemed shall no longer be deemed outstanding shares of the Company and all rights of the holders of such shares will terminate.
Common Stock
The Board of Directors of the Company has approved a 7-for-1 stock split of the Company’s common stock effective on January 25, 2021. All common shares, stock options, and per share information presented in the financial statements have been adjusted to reflect the stock split on a retroactive basis for all periods presented, including reclassifying an amount equal to the increase in par value of common stock from additional paid-in capital. The Company will make a cash payment to stockholders for all fractional shares which would otherwise be required to be issued as a result of the stock split. There will be no change in the par value of the Company’s common stock.
The Company issued 6,179,392 shares in private offerings during the period from July 31, 2020 to December 31, 2020.
Equity Incentive Plan
The Company has established an equity incentive compensation plan (the “Plan”). The Company’s board of directors authorized the adoption of the Plan (the “2020 Plan”) and approved stock option grants of 926,898 shares of common stock as of December 31, 2020. The Board or one or more committees appointed by the Board will administer the 2020 Plan. The Plan authorizes stock options, stock appreciation rights, restricted stock, stock bonuses, stock units and other forms of awards granted or denominated in the Company’s common stock or units of common stock. The 2020 Plan retains flexibility to offer competitive incentives and to tailor benefits to specific needs and circumstances. Any award may be structured to be paid or settled in cash. The Company currently intends to grant stock options to participants in the 2020 Plan, but it may also grant any other type of award available under the 2020 Plan in the future. Persons eligible to receive awards under the 2020 Plan include officers or employees of the Company or any of its subsidiaries, directors of the Company, and certain directors and consultants and other service providers to the Company or any of its subsidiaries.
The current maximum number of shares of the Company common stock that may be delivered pursuant to awards under the 2020 Plan (the “Share Limit”) equals 2,100,000 shares. Shares that are subject to or underlie awards that expire or for any reason are cancelled or terminated, are forfeited, fail to vest, or for any other reason are not paid or delivered under the 2020 Plan will not be counted against the Share Limit and will again be available for subsequent awards under the 2020 Plan. Shares that are exchanged by a participant or withheld by the Company as full or partial payment in connection with any award granted under the 2020 Plan, as well as any shares exchanged by a participant or withheld by us to satisfy tax withholding obligations related to any award granted under the 2020 Plan, will not be counted against the Share Limit and will again be available for subsequent awards under the 2020 Plan. To the extent that an award is settled in cash or a form other than shares, the shares that would have been delivered had there been no such cash or other settlement will not be counted against the Share Limit and will again be available for subsequent awards under the 2020 Plan.
The exercise price of any options granted under the 2020 Plan will be at net asset value or greater; provided, however, the exercise price will be at least equal to the fair market value of the underlying shares on the grant date. The options granted under the 2020 Plan have an ordinary term of up to ten years. An option may either be an incentive stock option or a nonqualified stock option. Options generally may not be transferred to third parties for value and do not include dividend equivalent rights.
For so long as the Company remains private, any options that become vested under the 2020 Plan will not be exercisable until the earlier of (i) a Change in Control Event (as defined in the 2020 Plan) and (ii) a Public Offering Date (as defined in the 2020 Plan). In the event the term of any options expires prior to the occurrence of either a Change in Control Event or Public Offering Date, the options, whether vested or unvested, shall expire and be forfeited for no consideration. As such, no options are considered dilutive as of the date of these financial statements.
The following table summarizes the (i) non-vested options granted, (ii) vested options granted and (iii) forfeited options granted for the Company’s directors and officers and employees of the Manager as of December 31, 2020:
Restricted Stock Options Granted
Non-vested	142,814
Vested	800,618
Forfeited	(16,534)
Balance at December 31, 2020	926,898